Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ (18,660,133)	$ (9,342,111)
Short-term investments amounted		834,303
Advertising and promotional expenses	$ 77,915		$ 78,894
Estimated useful life	3 years
Short-Term Debt [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term investments amounted	$ 43,733	$ 568,467